Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock, Common [Member]	Total
Balance at Jun. 30, 2023					$ 60,319,154	$ (64,684,732)	$ 1,294,876	$ (46,477)	$ (3,117,179)
Balance, shares at Jun. 30, 2023		1	4	1
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest					773,548				773,548
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares			297
Reclassification of put premium upon debt conversion					246,254				246,254
Foreign currency translation gain							(25,295)		(25,295)
Net loss						(1,820,528)			(1,820,528)
Issuance of common stock for cash					23,057				23,057
Issuance of common stock for cash, shares			13
Issuance of common stock for alternate cashless exercise of warrants
Issuance of common stock for alternate cashless exercise of warrants, shares			4
Issuance of common stock for issuable shares
Issuance of common stock for issuable shares, shares			1	(1)
Relative fair value of warrant granted in connection with a loan payable - related party					141,084				141,084
Deemed dividend upon alternate cashless exercise of warrants					192,960	(192,960)
Balance at Jun. 30, 2024					61,696,057	(66,698,220)	1,269,581	(46,477)	(3,779,059)
Balance, shares at Jun. 30, 2024		1	319
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest					99,891				99,891
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares			129
Issuance of common stock for prepaid services					15,000				15,000
Issuance of common stock for prepaid services, shares			10
Reclassification of put premium upon debt conversion					9,336				9,336
Foreign currency translation gain							(98,943)		(98,943)
Net loss						(354,310)			(354,310)
Balance at Sep. 30, 2024					61,820,284	(67,052,530)	1,170,638	(46,477)	(4,108,085)
Balance, shares at Sep. 30, 2024		1	458
Balance at Jun. 30, 2024					61,696,057	(66,698,220)	1,269,581	(46,477)	(3,779,059)
Balance, shares at Jun. 30, 2024		1	319
Foreign currency translation gain									194,976
Net loss									(54,851,839)
Balance at Mar. 31, 2025			$ 464		138,223,807	(121,550,059)	1,464,557	(46,477)	18,092,292
Balance, shares at Mar. 31, 2025		1	464,471
Balance at Jun. 30, 2024					61,696,057	(66,698,220)	1,269,581	(46,477)	(3,779,059)
Balance, shares at Jun. 30, 2024		1	319
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest					176,375				176,375
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares			353
Issuance of common stock for prepaid services			$ 81		23,881,029				23,881,110
Issuance of common stock for prepaid services, shares			81,000
Reclassification of put premium upon debt conversion					10,229				10,229
Foreign currency translation gain							49,336		49,336
Net loss						(58,923,300)			(58,923,300)
Issuance of common stock for services rendered			$ 342		51,347,658				51,348,000
Issuance of common stock for services rendered, shares			342,230
Issuance of common stock and common stock issuable related to debt exchange agreement			$ 5		$ 1,143,496				$ 1,143,501
Issuance of common stock and common stock issuable related to debt exchange agreement, shares			4,440	310
Issuance of common stock related to warrant exchange agreement			36		(36)
Issuance of common stock related to warrant exchange agreement, shares			36,000
Fractional shares due to reverse split
Fractional shares due to reverse split, shares			129
Balance at Jun. 30, 2025			$ 464		138,254,808	(125,621,520)	1,318,917	(46,477)	13,906,192
Balance, shares at Jun. 30, 2025		1	464,471	310
Balance at Sep. 30, 2024					61,820,284	(67,052,530)	1,170,638	(46,477)	(4,108,085)
Balance, shares at Sep. 30, 2024		1	458
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest					58,279				58,279
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares			122
Foreign currency translation gain							321,230		321,230
Net loss						(430,183)			(430,183)
Balance at Dec. 31, 2024					61,878,563	(67,482,713)	1,491,868	(46,477)	(4,158,759)
Balance, shares at Dec. 31, 2024		1	580
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest					18,205				18,205
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares			102
Issuance of common stock for prepaid services			$ 342		51,332,658				51,333,000
Issuance of common stock for prepaid services, shares			342,220
Reclassification of put premium upon debt conversion					893				893
Foreign currency translation gain							(27,311)		(27,311)
Net loss						(54,067,346)			(54,067,346)
Issuance of common stock for services rendered			$ 81		23,881,029				23,881,110
Issuance of common stock for services rendered, shares			81,000
Issuance of common stock and common stock issuable related to debt exchange agreement			$ 5		$ 1,112,495				$ 1,112,500
Issuance of common stock and common stock issuable related to debt exchange agreement, shares			4,440
Issuance of common stock related to warrant exchange agreement			36		(36)
Issuance of common stock related to warrant exchange agreement, shares			36,000
Fractional shares due to reverse split
Fractional shares due to reverse split, shares			129
Balance at Mar. 31, 2025			$ 464		138,223,807	(121,550,059)	1,464,557	(46,477)	18,092,292
Balance, shares at Mar. 31, 2025		1	464,471
Balance at Jun. 30, 2025			$ 464		138,254,808	(125,621,520)	1,318,917	(46,477)	13,906,192
Balance, shares at Jun. 30, 2025		1	464,471	310
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest			$ 8		438,056				438,064
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares			7,799
Foreign currency translation gain							17,044		17,044
Net loss						(4,837,738)			(4,837,738)
Issuance of common stock for services rendered				$ 20	1,408,728				1,408,748
Issuance of common stock for services rendered, shares				20,437
Issuance of common stock for cash			$ 40		3,314,418				3,314,458
Issuance of common stock for cash, shares			40,000
Reclassification of put premium upon debt conversion and repayment					114,399				114,399
Balance at Sep. 30, 2025			$ 512	$ 20	143,530,409	(130,459,258)	1,335,961	(46,477)	14,361,167
Balance, shares at Sep. 30, 2025		1	512,270	20,747
Balance at Jun. 30, 2025			$ 464		138,254,808	(125,621,520)	1,318,917	(46,477)	13,906,192
Balance, shares at Jun. 30, 2025		1	464,471	310
Foreign currency translation gain									(84,151)
Net loss									(14,289,468)
Issuance of common stock for cash, shares			136,345
Balance at Mar. 31, 2026			$ 874	$ 1,320	149,480,636	(140,843,234)	1,234,766	(46,477)	9,827,885
Balance, shares at Mar. 31, 2026		1	874,371	1,320,310
Balance at Sep. 30, 2025			$ 512	$ 20	143,530,409	(130,459,258)	1,335,961	(46,477)	14,361,167
Balance, shares at Sep. 30, 2025		1	512,270	20,747
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest			$ 5		115,079				115,084
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares			5,107
Issuance of common stock for prepaid services					7,500				7,500
Issuance of common stock for prepaid services, shares			173
Foreign currency translation gain							(7,846)		(7,846)
Net loss						(3,091,394)			(3,091,394)
Issuance of common stock for cash			$ 20	$ (20)
Issuance of common stock for cash, shares			20,437	(20,437)
Deemed dividend upon issuance of Series C Preferred stock						(932,246)			(932,246)
Balance at Dec. 31, 2025			$ 537		143,652,988	(134,482,898)	1,328,115	(46,477)	10,452,265
Balance, shares at Dec. 31, 2025		1	537,987	310
Issuance of common stock for prepaid services			$ 1		7,499				7,500
Issuance of common stock for prepaid services, shares			592
Foreign currency translation gain							(93,349)		(93,349)
Net loss						(6,360,336)			(6,360,336)
Issuance of common stock for services rendered				$ 1,320	4,618,680				4,620,000
Issuance of common stock for services rendered, shares				1,320,000
Issuance of common stock and common stock issuable related to debt exchange agreement			$ 16		199,984				200,000
Issuance of common stock and common stock issuable related to debt exchange agreement, shares			15,792
Issuance of common stock for conversion of Series C preferred stock			$ 320		(320)
Issuance of common stock for conversion of Series C preferred stock, shares			320,000
Issuance of Series C Preferred stock upon exercise of Series C warrants					1,000,000				1,000,000
Reclassification of warrant liability into equity upon exercise of Series C warrants					1,805				1,805
Balance at Mar. 31, 2026			$ 874	$ 1,320	$ 149,480,636	$ (140,843,234)	$ 1,234,766	$ (46,477)	$ 9,827,885
Balance, shares at Mar. 31, 2026		1	874,371	1,320,310